United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Hermes Core Trust III

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/23

Date of Reporting Period: 03/31/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
March 31, 2023

Project and Trade Finance Core Fund

A Portfolio of Federated Hermes Core Trust III

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Project and Trade Finance Core Fund (the “Fund”),1 based on net asset value for the 12-month reporting period ended March 31, 2023, was 7.81% compared to a return of 2.68% for the ICE BofA U.S. Dollar 1-Month Deposit Offered Rate Constant Maturity Index (ICE1MDOR),2 the Fund’s benchmark. The Fund’s assets typically pay interest based on a spread to 1-month LIBOR, a global reference rate for short-term interest rates, and the weighted average life of the Fund’s portfolio was 17.37 months, as of the end of the reporting period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the ICE1MDOR.
The following discussion will focus on Fund performance relative to the ICE1MDOR.
Market Overview
While 2021 was a year of recovery in trade volume and trade finance revenue, 2022 featured several significant events that had a profound effect on global trade. In addition to the largest military conflict in Europe since World War II, an inflationary environment, slowing global economic growth and China’s pandemic policy all had a significant impact on global supply chains.
Russia’s invasion of Ukraine had an abrupt and significant impact on volume, prices, and the direction of trade across energy, metals and agricultural commodities. In addition to elevating energy and food security to the top of the agenda of many governments, the invasion and ongoing conflict has also added an important context (resource availability) to the energy transition and road to carbon-neutral 2050.
Russia’s invasion also changed the direction of trade, with natural gas flow being a good example as the volume of liquefied natural gas imports to Europe grew 71% year-over-year in an effort to replace Russia’s supply. At the same time, the commissioning of the last leg of the Southern Gas Corridor in 2020 could not have been timelier. This pipeline brings Azeri natural gas to the European Union (EU) via Turkey and will diversify the continent’s sources of hydrocarbons.
Expectedly, the World Trade Organization’s (WTO) Global Trade Barometer was at or below trend for the last two quarters of the reporting period, which indicates an expected slowdown in goods’ trade. This is also consistent with predicted slowdown in global trade volume to 3.5% in 2022 and 1% in 2023 (from 3.4% in previous forecast and 9.7% in 2021). Per the United Nations Conference on Trade and Development (UNCTAD), ports and shipping companies have largely emerged positively from supply chain crunches such as port congestions that arose during the pandemic.
As recently as the first quarter of 2023, a number of significant credit/fraud events occurred in the commodity trade finance space, with a potential nickel fraud case being one of the most public. Although the Fund did not have exposure to any of the related entities, these cases remind us that even top market participants are not immune from fraud. Borrower selection, liquidity buffers and risk mitigation through transaction structures are critical in mitigating one-off fraud risks.
Although inflation helped support global trade numbers in dollar terms, the rising interest rate environment had a significant impact on the cost of debt of market participants. Interest rate risk management is one of our points of attention during both new investment analysis and ongoing portfolio monitoring.
Lastly, the inflationary environment and lengthening working capital cycles underline the importance of the cost-efficient short-term nature of trade finance. Trade finance serves as one of the key trade facilitators with needs for trade finance growing with higher prices and/or longer trade cycles.
Therefore, it is not surprising that trade finance as an asset class has fared relatively well through economic cycles, low and high interest rate periods and periods of economic downturn. We believe the track record of our trade finance strategy has demonstrated that the asset class can offer resilient performance in absolute and relative terms in, amongst others, rising rate environments, as well as during periods of high credit market volatility.
Fund performance
During the reporting period, the most significant factors positively affecting the Fund’s performance relative to the ICE1MDOR were the selection of individual securities within each sector, sector diversification and the increase in the London Inter-Bank Offered Rate (LIBOR) and Secured Overnight Financing Rate (SOFR) rates. Factors that negatively affected performance were cash balances and mark-to-market price volatility.
The Fund was invested in a portfolio of trade finance related holdings that was widely diversified over geographic regions and sectors. Regionally, the Fund’s holdings (excluding other assets and liabilities), as of the end of the fiscal year, was invested 27.48% in Sub-Saharan Africa, 19.61% in Asia, 15.07% in Eastern Europe, 12.64% in Latin America, 9.63% in Middle East/North Africa, 5.03% in Western Europe, 2.65% in North America and held a 7.90% cash position. The countries represented in those regions in which the Fund held investments include: Angola, Argentina, Azerbaijan,
Annual Shareholder Report

Bangladesh, Brazil, Burkina Faso, Chad, Chile, China, Congo, Republic of, Curacao, Cyprus, Denmark, Egypt, Ghana, India, Indonesia, Ireland, Ivory Coast, Jordan, Kenya, Malaysia, Mauritania, Mauritius, Mexico, New Caledonia, Nigeria, Oman, Russia, Saudi Arabia, Senegal, Singapore, the Republic of South Africa, Suriname, Sweden, Turkey, Ukraine, United Arab Emirates, United Kingdom, United States, Uzbekistan, Vietnam and Zambia.
The sector diversification3 of the Fund at the end of the reporting period was as follows: 27.65% Energy, 16.21% Foreign Sovereign, 13.26% Banking, 13.14% Basic Industry, 6.28% Telecommunications, 5.91% Utility, 4.45% Consumer Goods, 2.87% Transportation, 1.39% Automotive, 0.73% Supranational, 0.21% Services and 7.90% cash.
The Fund’s broad diversification on both a regional and sector basis and the increase in LIBOR and SOFR rates made positive contributions to Fund performance on both an absolute basis and relative to the ICE1MDOR. The Fund’s cash position and mark-to-market valuation effects were the largest detractors from Fund performance during the period.
market spreads
Spreads in the market remained stable during the reporting period, resulting in an average coupon rate of 7.06%4 for transactions in the Fund. The Fund’s 30-day SEC yield was 7.36%5 as of the end of the reporting period.
1
 Project and Trade Finance Core Fund is NOT a mutual fund. The Fund operates as an open-end extended payment fund. Shareholders of the Fund will have a restricted ability to redeem shares of the Fund (“Shares”). When a redeeming shareholder presents Shares to the transfer agent in proper order for redemption, the Fund has up to thirty-one (31) days to make payment to the redeeming shareholder. The price of the redeemed Shares will be determined as of the closing net asset value (NAV) of the Fund twenty-four (24) days after receipt of a shareholder redemption request or if such date is a weekend or holiday, on the preceding business day (the “Redemption Pricing Date”). Under normal circumstances, the Fund will make payment to the redeeming shareholder one business day after the Redemption Pricing Date (the “Redemption Payment Date”). However, the Fund reserves the right to make payment up to seven (7) days after the Redemption Pricing Date, provided such date does not exceed thirty-one (31) days after the Shares have been presented for redemption in proper order. Shareholders that redeem Shares will incur the risk that the value of their Shares presented for redemption will be worth less on the Redemption Pricing Date than on the date they submitted their redemption request.
2
 Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the ICE1MDOR.
3
 Diversification does not assure a profit or protect against loss.
4
 Weighted average coupon is calculated by weighting each bond’s coupon by its relative size in the portfolio. This figure indicates whether the portfolio has more high- or low-coupon bonds.
5
 30-day yield (also known as “SEC yield”) is a compounded and annualized figure calculated according to a formula set by the SEC. For an indefinite period of time, the investment advisor is waiving all or part of its fee and, in addition, may reimburse the Fund for some of its expenses. Otherwise, the yield would have been 7.26%.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Project and Trade Finance Core Fund (the “Fund”) from March 31, 2013 to March 31, 2023, compared to the ICE BofA U.S. Dollar 1-Month Deposit Offered Rate Constant Maturity Index (ICE1MDOR).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2023

Average Annual Total Returns for the Period Ended 3/31/2023
	1 Year	5 Years	10 Years
Fund	7.81%	3.82%	3.29%
ICE1MDOR	2.68%	1.48%	0.98%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, current shareholders may call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 The Fund’s performance assumes the reinvestment of all dividends and distributions.

 The ICE1MDOR is an independent calculation of the ICE BofA 1-Month LIBOR. The ICE1MDOR is a widely used benchmark for short-term interest rates, providing an indication of the average rates at which LIBOR panel banks could obtain wholesale, unsecured funding for set periods in particular currencies. The ICE1MDOR is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	81.3%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	7.1%
Other Assets and Liabilities—Net[5]	11.6%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2023
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—81.3%
		Automotive—1.3%
$9,278,937	[2]	VINFAST Trading and Production LLC, 8.309% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 7/2/2021	$9,240,599	$9,278,937
		Banking—10.3%
10,000,000		Access Bank PLC, 6.500%, 8/25/2023	2/24/2023	9,802,000	9,805,865
5,000,000	[2]	Access Bank PLC, 9.607% (SOFR +4.500%), 6/13/2023	12/20/2022	5,000,000	4,998,118
4,950,000		Banco Bradesco SA, 5.793%, 7/25/2023	2/15/2023	4,950,000	4,945,257
9,000,000		Denizbank AS, 8.887%, 6/2/2023	3/10/2023	8,827,831	8,868,027
13,000,000	[2]	Joint Stock Commercial Bank Agrobank, 9.132% (SOFR +4.500%), 10/13/2023	10/17/2022- 3/7/2023	13,000,000	13,082,202
8,550,000		QNB Finansbank AS/Turkey, 5.199%, 6/5/2023	3/3/2023	8,550,000	8,550,000
EUR4,500,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (NBU), 3.649% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	5,374,717	4,839,794
5,000,000		Turkiye Vakiflar Bankasi T.A.O., 4.952%, 5/15/2023	1/27/2023	5,389,781	5,406,525
$5,600,000		Uzbek Industrial and Construction Bank ATB, 4.750%, 7/13/2023	7/13/2021	5,600,000	5,511,376
10,104,990		Ziraat Bankasi, 8.888%, 6/26/2023	3/13/2023	9,854,388	9,909,030
		TOTAL			75,916,194
		Basic Industry - Forestry/Paper—0.1%
600,000	[2]	Bahia Cellulose, 7.761% (1-month USLIBOR +3.000%), 7/18/2023	12/2/2020	600,225	600,000
		Basic Industry - Metals/Mining Excluding Steel—8.2%
7,617,857	[2]	China Hongqiao Group Ltd., 8.530% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	7,617,857	7,617,857
2,299,362	[2,3,4,5,6]	Discovery Copper, 5.135% (3-month USLIBOR +3.750%), 3/1/2015	9/29/2011- 9/22/2015	2,294,479	0
7,500,000	[2]	Harmony Gold Mining Co. Ltd., 4.011% (SOFR +3.050%), 6/8/2025	7/31/2018- 7/6/2021	7,501,918	7,507,274
8,000,000		Mosaic Fertilizantes P&K Ltda, Brazil and/or Mosaic Feritilizantes Ltd., 6.000%, 7/5/2023	2/21/2023	7,824,000	7,843,348
4,000,000	[2]	PJSC Acron, 6.266% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	4,000,000	3,829,822
12,880,000	[2]	PJSC MMC Norilsk Nickel, 6.242% (SOFR +1.400%), 2/20/2025	11/30/2020	12,720,610	11,969,849
7,200,000	[2]	Tasiast Mauritanie Ltd. SA, 9.456% (6-month USLIBOR +0.042%), 12/15/2027	10/15/2020	7,200,000	7,200,000
14,500,000	[2]	Uralkali PJSC, 4.655% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	14,427,500	14,500,000
		TOTAL			60,468,150
		Building & Development—0.9%
5,000,000	[2]	IHS Zambia Ltd., 9.792% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,993,500	4,842,395
4,444,967	[2,3,4,5,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	1,777,987
		TOTAL			6,620,382
		Building Materials—1.3%
10,000,000		Cemex S.A.B de C.V., 5.670%, 5/5/2023	10/12/2022- 11/4/2022	9,717,378	9,966,972
		Consumer Goods - Food - Wholesale—2.5%
2,475,000	[2]	Ghana Cocoa Board, 6.332% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020- 8/11/2021	2,475,000	2,317,627
1,100,864	[2,3,4,5,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
6,617,647	[2]	International Beverage Tashkent, 9.366% (3-month USLIBOR +4.500%), 12/29/2026	12/28/2021- 3/8/2022	6,617,647	6,616,692
5,000,000	[2,3,4,5,6]	Molino Canuelas, 7.432% (6-month USLIBOR +7.000%), 12/16/2020	12/29/2016	4,950,000	1,082,000
2,571,428	[2,3,4,5,6]	REI Agro Ltd., 8.342% (3-month USLIBOR +6.000%), 10/31/2014	10/31/2012- 11/3/2014	2,571,429	128,572
Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Goods - Food - Wholesale—continued
$7,000,000	[2]	Ulker Biskuvi Sanayi AS, 8.065% (6-month USLIBOR +3.250%), 4/20/2023	2/18/2021	$6,981,250	$6,983,177
4,921,053	[2,3,4,5]	Vicentin SAIC II, 10.793% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015- 2/21/2018	4,904,088	738,158
2,500,000	[2,3,4,5,6]	Vicentin SAIC, 6.410% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	375,000
		TOTAL			18,451,271
		Energy - Exploration & Production—9.7%
13,000,000	[2]	Azule Energy Holding Ltd., 8.300% (SOFR +4.500%), 7/29/2029	10/27/2022- 12/19/2022	13,000,000	12,969,261
14,000,000	[2]	CC Energy Development Ltd., 8.414% (SOFR +3.750%), 7/1/2028	8/31/2022	14,000,000	14,000,000
15,071,823	[2]	FPF005 PTE Ltd. Singapore, Inc., 7.759% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019- 6/16/2022	15,919,880	15,071,823
3,569,224	[2]	Prime Oil and Gas BV, 8.840% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	3,542,454	3,558,565
1,249,392	[2]	SHT, 4.730% (3-month USLIBOR +3.600%), 9/30/2025	8/26/2014- 6/30/2020	1,249,392	1,249,392
3,128,711	[2,3,4,5]	SNPC, 6.915% (1-month USLIBOR +0.025%), 12/31/2033	4/1/2022	3,093,560	2,815,840
2,076,923	[2]	SOCAR Energy ’18, 7.043% (3-month USLIBOR +2.200%), 11/8/2023	11/26/2019	2,064,808	2,076,923
6,000,000	[2]	SOCAR Energy, 6.939% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	5,949,000	5,995,468
6,833,333	[2]	Sonangol Finance Ltd., 10.090% (1-month USLIBOR +5.250%), 9/30/2026	9/15/2021	6,765,000	6,833,333
5,844,320	[2]	Sonangol Finance Ltd., 8.820% (1-month USLIBOR +4.250%), 12/20/2023	6/16/2021- 12/16/2022	5,782,904	5,830,959
1,666,667	[2]	State Oil Co Of The Azer, 7.941% (6-month USLIBOR +2.700%), 2/22/2024	1/22/2021	1,664,750	1,662,773
		TOTAL			72,064,337
		Energy - Gas Distribution—2.3%
15,918,920	[2]	Venture Global Calcasieu Pass LLC, 6.767%-6.782% (1-month USLIBOR +2.625%), 8/19/2026	1/28/2021- 2/10/2023	15,547,413	15,918,920
1,390,074	[2]	Venture Global Plaquemines LNG LLC, 6.797% (SOFR +1.975%), 5/25/2029	12/15/2022	1,390,074	1,390,074
		TOTAL			17,308,994
		Energy - Integrated Energy—1.2%
3,372,221	[2]	Staatsolie Maatschappij Suriname NV, 10.421% (3-month USLIBOR +2.500%), 1/25/2028	6/30/2021	3,372,221	3,322,728
5,492,679	[2]	Staatsolie Maatschappij Suriname NV, 6.900% (SOFR +2.600%), 1/25/2028	6/30/2021	5,492,679	5,412,066
		TOTAL			8,734,794
		Energy - Oil Refining and Marketing—7.3%
10,368,205		Curacao Oil (Curoil) NV, 9.800%, 5/2/2023	3/1/2023	10,211,475	10,284,080
2,520,833	[2]	Dangote, 11.135% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014	2,505,708	2,515,577
1,107,383	[2]	Preem AB, 8.411% (1-month USLIBOR +3.850%), 6/21/2025	2/17/2023- 3/17/2023	1,107,383	1,107,383
3,750,000	[2]	Trafigura PTE LTD AUS, 6.172% (1-month USLIBOR +2.000%), 6/30/2023	12/20/2022	3,750,000	3,749,004
9,150,000	[2]	Trafigura PTE LTD NZ, 6.229% (1-month USLIBOR +2.000%), 5/5/2023	12/20/2022- 1/20/2023	9,150,000	9,148,774
7,477,766	[2]	Trafigura Pte Ltd., 5.080% (1-month USLIBOR +2.000%), 9/30/2023	9/23/2022	7,477,766	7,477,766
2,856,408	[2]	Tupi Nordeste SARL, 6.866% (3-month USLIBOR +2.000%), 6/15/2023	7/21/2022	2,794,995	2,853,838
2,138,973	[2]	Yinson Bergenia Production, 8.691% (90-DAY AVERAGE SOFR +3.900%), 6/10/2028	3/6/2023- 3/24/2023	2,138,973	2,130,957
15,000,000	[2]	Yinson Boronia Production, 8.075% (3-month USLIBOR +3.250%), 8/11/2026	5/18/2022	14,887,500	15,000,000
		TOTAL			54,267,379
		Farming & Agriculture—1.3%
9,477,455	[2]	Cocobod PXF 2023 Facility Drawdown, 4.770% (SOFR +1.750%), 8/31/2023	10/24/2022- 11/30/2022	9,477,455	9,434,755
Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—13.7%
EUR4,237,200	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 7.167% (3-month EURIBOR +4.500%), 2/14/2025	3/17/2020	$4,649,055	$4,585,505
$833,500	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 11.381% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	841,835	833,500
10,000,000		Bangladesh, Government of, 5.894%, 7/31/2023	12/7/2022- 1/25/2023	10,000,000	9,997,531
EUR3,889,369		Burkina Faso, Government of, 3.600%, 12/27/2023	3/22/2023	4,225,215	4,218,020
16,000,000	[2]	Cote D’Ivoire, Government of, 6.998% (1-month EURIBOR +4.050%), 12/13/2023	3/9/2023	16,886,477	17,351,998
7,333,700		Cote D’Ivoire, Government of, 4.875%, 12/31/2025	9/4/2019	8,090,171	7,681,998
$10,485,640		Egypt, Government of, 7.293%, 3/4/2024	1/3/2023- 3/6/2023	10,485,640	10,039,508
6,722,648		Egypt, Government of, 3.680%, 11/24/2023	4/1/2022- 11/20/2022	6,722,648	6,473,234
4,000,000	[2]	Energy Development Oman, 7.584% (3-month USLIBOR +2.950%), 8/14/2028	11/2/2021- 11/5/2021	3,974,000	4,000,000
2,386,364	[2]	Kenya, Government of, 11.727% (6-month USLIBOR +6.450%), 3/4/2026	4/16/2019	2,375,909	2,288,650
EUR5,000,000	[2]	Minister of Finance of Ukraine, 5.113% (3-month EURIBOR +4.100%), 9/15/2023	8/26/2021	5,877,250	5,047,209
1,000,000		Senegal, Government of, 2.800%, 4/15/2023	5/10/2022	1,050,816	1,084,414
$7,250,000	[2]	Sharjah Govt., 6.186% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	7,213,750	7,250,000
EUR10,000,000	[2]	MOF Ivory Coast, 6.586% (6-month EURIBOR +0.037%), 12/28/2023	2/3/2023	10,794,497	10,863,707
$10,000,000	[2]	The Federal Republic of Nigeria acting by and through the Federal Ministry of Finance, Budget and National Planning of Nigeria (MOF), 10.472% (3-month USLIBOR +5.950%), 12/30/2023	9/1/2022- 1/19/2023	10,000,000	10,000,000
		TOTAL			101,715,274
		Gas Distributor—1.6%
11,694,062	[2]	Fermaca Pipeline la Laguna, S. de R.L. de C.V., 7.659% (3-month USLIBOR +2.500%), 12/31/2024	6/3/2022	11,460,180	11,671,175
		Government Agency—0.6%
EUR4,440,337		Republic of Senegal, represented by the Ministry of Economy, Planning & Corporation, 6.745%, 12/14/2023	1/11/2023	4,774,915	4,751,352
		Lease—1.7%
$13,000,000	[2]	Far East Horizon Ltd., 6.341% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	13,000,000	12,701,502
		Metals & Mining—2.0%
15,000,000	[2]	Navoi Mining and Metallurgical Company, 9.413% (90-DAY AVERAGE SOFR +4.760%), 4/20/2027	4/20/2027	15,000,000	15,000,000
		Oil Field Services—1.2%
8,624,787	[2]	Sonasing Xikomba Ltd. (“Xikomfa”), Bermuda, Inc., 7.164% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022	8,624,787	8,624,787
		Services - Support-Services—0.2%
1,382,791	[2]	Airport International Group, 6.834% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	1,293,278	1,376,694
		Supranational—0.9%
1,780,489		African Export-Import Bank (Afreximbank), 2.947%, 9/23/2023	9/6/2022	1,780,489	1,764,049
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.240% (90-DAY AVERAGE SOFR +1.350%), 8/23/2024	2/9/2023	4,935,000	4,875,910
		TOTAL			6,639,959
		Telecommunications - Wireless—5.0%
10,000,000	[2]	IHS Holding Ltd., Cayman Island Incorporation, 8.134% (SOFR +3.750%), 10/28/2025	12/13/2022	9,795,000	9,824,095
2,491,324	[2]	Phoenix Tower International Spain ETVE, S.L.U., 8.898% (SOFR CME +4.000%), 8/10/2027	11/21/2022	2,473,885	2,476,537
5,508,676	[2]	Phoenix Tower International Spain ETVE, S.L.U., 8.898% (SOFR CME +4.000%), 8/10/2027	11/21/2022	5,470,115	5,475,980
Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Telecommunications - Wireless—continued
EUR7,166,667	[2]	PTI Iberica IV, Spanish, Inc., 6.154% (3-month EURIBOR +3.250%), 6/26/2028	9/28/2021- 12/22/2022	$8,353,696	$7,706,212
10,750,000	[2]	TDC Net A/S, 4.954% (3-month EURIBOR +2.300%), 2/2/2027	3/28/2023	11,661,067	11,658,374
		TOTAL			37,141,198
		Transportation - Airlines—1.5%
$11,470,381	[2]	Avolon Aerospace, 3.026% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	11,524,865	10,978,729
		Transportation - Transport Infrastructure/Services—1.1%
EUR7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 6.770% (6-month EURIBOR +5.500%), 3/25/2024	9/1/2022	7,461,001	8,198,544
		Utility - Electric-Generation—5.4%
$499,500	[2]	Egypt Electric, 5.189% (3-month USLIBOR +4.900%), 6/12/2023	12/11/2015	494,505	493,919
6,720,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 10.551% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	6,652,800	6,680,409
2,700,000	[2]	Karpower International DMCC (opco, Dubai) (“Karpower Reef”), 11.343% (SOFR +6.500%), 6/30/2026	3/20/2023	2,666,250	2,673,777
5,414,891	[2]	Karpowership, 9.735% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020	5,280,089	5,410,767
IDR20,065,066,025	[7]	PT MaxPower, 0.000%, 6/10/2039	6/12/2019	1,338,162	1,338,162
89,322,315,947		PT MaxPower, 7.750%, 6/10/2039	6/12/2019- 12/20/2021	5,957,005	5,957,005
$5,334,021	[2]	SMN Barka Power Company S.A.O.C., 6.496% (6-month USLIBOR +1.100%), 3/28/2024	8/26/2014	4,907,299	5,186,048
11,846,154	[2]	The Sharjah Electricity and Water Authority, 6.892% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020	11,825,423	11,846,154
		TOTAL			39,586,241
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $623,293,623)			601,497,620
		INVESTMENT COMPANY—7.1%
52,780,969		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.82%[8] (IDENTIFIED COST $52,774,416)			52,770,412
		TOTAL INVESTMENT IN SECURITIES—88.4% (IDENTIFIED COST $676,068,039)[9]			654,268,032
		OTHER ASSETS AND LIABILITIES - NET—11.6%[10]			85,827,099
		TOTAL NET ASSETS—100%			$740,095,131
At March 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/2/2023	Credit Agricole CIB	49,800,000	EUR	$54,332,945	$240,133
5/2/2023	Bank Of New York	9,500,000	EUR	$10,282,952	$(35,958)
5/2/2023	State Street Bank & Trust Co.	5,000,000	EUR	$5,389,300	$(41,705)
5/2/2023	JPMorgan Chase Bank, N.A.	9,000,000	EUR	$9,567,244	$(208,566)
6/14/2023	State Street Bank & Trust Co.	3,889,500	EUR	$4,253,785	$18,736
6/14/2023	State Street Bank & Trust Co.	10,650,000	EUR	$11,596,349	$189
6/14/2023	Bank Of America, N.A.	103,925,535,000	IDR	$6,715,705	$(202,103)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(229,274)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

Transactions with affiliated investment companies, which are managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2022	$59,327,627
Purchases at Cost	$662,833,487
Proceeds from Sales	$(669,398,172)
Change in Unrealized Appreciation/Depreciation	$(10,586)
Net Realized Gain/(Loss)	$18,056
Value as of 3/31/2023	$52,770,412
Shares Held as of 3/31/2023	52,780,969
Dividend Income	$1,190,540

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2023, these restricted securities amounted to $601,497,620, which represented 81.3% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	Zero coupon bond.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $677,329,030.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. The majority of this amount is related to an increase in receivable for shares sold.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$601,497,620	$601,497,620
Investment Company	52,770,412	—	—	52,770,412
TOTAL SECURITIES	$52,770,412	$—	$601,497,620	$654,268,032
Other Financial Instruments[1]
Assets	$—	$259,058	$—	$259,058
Liabilities	—	(488,332)	—	(488,332)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(229,274)	$—	$(229,274)

1	Other financial instruments are foreign exchange contracts.
Annual Shareholder Report

Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value. The discount rates used as of March 31, 2023, as inputs for valuing Fund investments ranged from (29.56)% to 100% and the weighted average discount rate based on the Value in U.S. Dollars is 5.36%.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2022	$723,734,897
Accreted/amortized discount/premiums	2,410,575
Realized gain (loss)	(6,740,930)
Change in unrealized appreciation/depreciation	15,845,543
Purchases	551,738,282
(Sales)	(685,490,747)
Balance as of 3/31/2023	$601,497,620
Total change in unrealized appreciation/depreciation attributable to investments still held at 3/31/2023	$6,818,924

The following acronym(s) are used throughout this portfolio:
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.66	$8.84	$8.68	$9.02	$9.06
Income From Investment Operations:
Net investment income (loss)	0.48	0.27[1]	0.27	0.39	0.43
Net realized and unrealized gain (loss)	0.17	(0.13)	0.14	(0.32)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.65	0.14	0.41	0.07	0.40
Less Distributions:
Distributions from net investment income	(0.57)	(0.32)	(0.25)	(0.41)	(0.44)
Net Asset Value, End of Period	$8.74	$8.66	$8.84	$8.68	$9.02
Total Return[2]	7.81%	1.53%	4.63%	0.74%	4.45%
Ratios to Average Net Assets:
Net expenses[3]	0.10%	0.10%	0.10%	0.09%	0.14%
Net investment income	5.52%	3.06%	3.04%	4.32%	4.77%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$740,095	$795,858	$680,580	$604,776	$594,046
Portfolio turnover[5]	33%	47%	61%	62%	57%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2023

Assets:
Investment in securities, at value including $52,770,412 of investments in affiliated holdings* (identified cost $676,068,039, including $52,774,416 of identified cost in affiliated holdings)	$654,268,032
Cash denominated in foreign currencies (identified cost $540,036)	542,037
Income receivable	6,233,613
Income receivable from affiliated holdings	282,773
Receivable for investments sold	14,722,148
Receivable for shares sold	65,019,000
Unrealized appreciation on foreign exchange contracts	259,058
Total Assets	741,326,661
Liabilities:
Unrealized depreciation on foreign exchange contracts	488,332
Payable to bank	115,717
Due to broker	25,628
Income distribution payable	452,773
Payable for auditing fees	56,425
Payable for portfolio accounting fees	79,567
Accrued expenses (Note 5)	13,088
Total Liabilities	1,231,530
Net assets for 84,656,524 shares outstanding	$740,095,131
Net Assets Consist of:
Paid-in capital	$808,169,141
Total distributable earnings (loss)	(68,074,010)
Total Net Assets	$740,095,131
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$740,095,131 ÷ 84,656,524 shares outstanding, no par value, unlimited shares authorized	$8.74

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2023

Investment Income:
Interest	$36,459,556
Dividends received from affiliated holdings*	1,190,540
TOTAL INCOME	37,650,096
Expenses:
Investment adviser fee (Note 5)	669,628
Administrative fee (Note 5)	1,297
Custodian fees	29,440
Transfer agent fees	44,870
Directors’/Trustees’ fees (Note 5)	11,247
Auditing fees	104,226
Legal fees	52,227
Portfolio accounting fees	384,123
Share registration costs	230
Printing and postage	18,817
Miscellaneous (Note 5)	30,575
TOTAL EXPENSES	1,346,680
Waiver/reimbursement of investment adviser fee (Note 5)	(669,628)
Net expenses	677,052
Net investment income	36,973,044
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized loss on investments (including net realized gain of $18,056 on sales of investments in affiliated holdings*)	(6,722,874)
Net realized loss on foreign currency transactions	(231,821)
Net realized gain on foreign exchange contracts	3,419,747
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(10,586) of investments in affiliated holdings*)	15,834,957
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	6,434
Net change in unrealized appreciation of foreign exchange contracts	(677,305)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	11,629,138
Change in net assets resulting from operations	$48,602,182

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended March 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,973,044	$23,084,796
Net realized gain (loss)	(3,534,948)	4,316,371
Net change in unrealized appreciation/depreciation	15,164,086	(17,159,291)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	48,602,182	10,241,876
Distributions to Shareholders	(42,981,477)	(27,205,149)
Share Transactions:
Proceeds from sale of shares	162,504,300	121,209,101
Net asset value of shares issued to shareholders in payment of distributions declared	37,221,657	23,531,651
Cost of shares redeemed	(261,110,000)	(12,499,350)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(61,384,043)	132,241,402
Change in net assets	(55,763,338)	115,278,129
Net Assets:
Beginning of period	795,858,469	680,580,340
End of period	$740,095,131	$795,858,469
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Cash Flows
Year Ended March 31, 2023

Operating Activities:
Change in net assets resulting from operations	$48,602,182
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(551,738,282)
Proceeds from disposition of investment securities	685,490,747
Sale of short-term investments, net	6,564,685
Amortization/accretion of premium/discount, net	(2,410,575)
Increase in income receivable	(1,808,510)
Increase in receivable for investments sold	(3,722,656)
Decrease in payable for investments purchased	(2,944,955)
Decrease in accrued expenses	(77,972)
Net realized loss on investments	6,722,874
Net change in unrealized appreciation/depreciation of investments	(15,834,957)
Net change in unrealized depreciation of foreign exchange contracts	677,305
Net Cash Provided By Operating Activities	169,519,886
Financing Activities:
Decrease in cash overdraft	(1,496,879)
Proceeds from sale of units	97,485,300
Income distributions to participants	(5,647,025)
Payments for units redeemed	(261,110,000)
Net Cash Used by Financing Activities	(170,768,604)
Decrease in cash	(1,248,718)
Cash at beginning of year	1,790,755
Cash at end of year	$542,037
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions to participants of $37,221,657.See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2023
1. ORGANIZATION
Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Hermes Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund’s investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act 1933, as amended (the ”1933 Act”) and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the 1933 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent
Annual Shareholder Report

basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $669,628 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $913,634 and $1,564,332, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$259,058	Unrealized depreciation on foreign exchange contracts	$488,332
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$3,419,747

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(677,305)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 3/31/2023	Year Ended 3/31/2022
Shares sold	18,613,445	13,688,893
Shares issued to shareholders in payment of distributions declared	4,287,902	2,669,603
Shares redeemed	(30,145,311)	(1,411,293)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,243,964)	14,947,203
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from an immaterial over distribution.
For the year ended March 31, 2023, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(100,558)	$100,558
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$42,981,477	$27,205,149
As of March 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(452,773)
Net unrealized depreciation	$(23,261,099)
Capital loss carryforwards and deferrals	$(44,360,138)
TOTAL	$(68,074,010)
At March 31, 2023, the cost of investments for federal tax purposes was $677,329,030. The net unrealized depreciation of investments for federal tax purposes was $23,263,101. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,940,221 and unrealized depreciation from investments for those securities having an excess of cost over value of $26,203,322. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for defaulted securities and mark to market of foreign exchange contracts.
As of March 31, 2023, the Fund had a capital loss carryforward of $39,463,280 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$39,463,280	$39,463,280
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2023, for federal income tax purposes, a late year ordinary loss of $4,896,858 was deferred to October 1, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund’s average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their respective fees (if any), and/or reimburse expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. Total annual fund operating expenses (as shown in the financial highlights excluding fees and expenses that may be charged by the Adviser and its affiliates, operating expenses associated with premiums for risk insurance policies on portfolio
Annual Shareholder Report

securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund’s shares (after the voluntarily waivers and reimbursements) will not exceed 0.15% of the Fund’s average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended March 31, 2023, the Adviser voluntarily waived $625,935 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2023, the Adviser reimbursed $43,693.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund paid by Adviser out of its resources and is not an incremental Fund expense. For the year ended March 31, 2023, the Sub-Adviser earned a fee of $2,611,549.
Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund an administrative services fee but is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of March 31, 2023, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2023, were as follows:
Purchases	$163,500,290
Sales	$354,645,132
7. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of entities in the Energy sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At March 31, 2023, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Turkey	6.5%
Nigeria	6.2%
Uzbekistan	6.1%
Ivory Coast	4.8%
Angola	4.6%
Brazil	4.5%
Russia	4.1%
Oman	3.1%
Mexico	2.9%
Singapore	2.8%
China	2.7%
United Arab Emirates	2.6%
Egypt	2.5%
Ghana	2.5%
United States	2.3%
Malaysia	2.0%
Denmark	1.6%
Senegal	1.5%
Ireland	1.5%
Annual Shareholder Report

Country	Percentage of Total Net Assets
Curacao	1.4%
Bangladesh	1.4%
Azerbaijan	1.3%
Vietnam	1.3%
Suriname	1.2%
Chile	1.1%
Cyprus	1.0%
South Africa	1.0%
Indonesia	1.0%
Mauritania	1.0%
Ukraine	0.7%
Mauritius	0.7%
Zambia	0.7%
Burkina Faso	0.6%
Congo, Rebublic Of	0.4%
New Caledonia	0.4%
Kenya	0.3%
Argentina	0.3%
Saudi Arabia	0.2%
Jordan	0.2%
Chad	0.2%
Sweden	0.1%
India	0.0%[1]
Morocco	0.0%[1]
Botswana	0.0%[1]

1	Represents less than 0.1%.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
11. SUBSEQUENT EVENT
Effective July 1, 2023, the Fund’s Sub-Adviser will be Hermes Investment Management Limited.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Core Trust III and the Shareholders of Project and Trade Finance Core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Project and Trade Finance Core Fund (the Fund), including the portfolio of investments, as of March 31, 2023, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
May 24, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,054.90	$0.51[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.43	$0.50[2]

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.77 and 0.76, respectively.

Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised one portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: February 2008
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of Pittsburgh, a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was
appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent
Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX
Resources Corporation (natural gas). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy
Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More
Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for
the Church Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: February 2008
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and
Director, The Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary of Board of Directors and Director
of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: February 2008
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: February 2008
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2008
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Chris McGinley Birth Date: July 28, 1978 Vice President Officer since: June 2012 Portfolio Manager since: December 2009
Principal Occupations: Chris McGinley has been the Fund’s Portfolio Manager since December 2009. He is Vice President of the Trust with respect to the Fund. Mr. McGinley joined Federated Hermes in 2004 as an associate research analyst in the international fixed-income department. He became an Assistant Vice President of the Fund’s Adviser in 2005. Mr. McGinley
worked in Senator Rick Santorum’s office in 2001 and from 2002 to 2004 he served as Legislative Correspondent for Senator
Santorum. Mr. McGinley earned his B.S. and received his M.P.I.A. from the University of Pittsburgh.

Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: August 2009
Principal Occupations: Ihab Salib has been the Portfolio Manager of the Fund since August 2009. He is Vice President of the
Trust with respect to the Fund. Mr. Salib joined Federated Hermes in April 1999 as a Senior Fixed-Income Trader/Assistant
Vice President of the Fund’s Adviser. In July 2000, he was named a Vice President of the Fund’s Adviser and in January 2007
he was named a Senior Vice President of the Fund’s Adviser. He has served as a Portfolio Manager since January 2002. From
January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc.
Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Maarten Offeringa Birth Date: February 1, 1976 Vice President Officer since: August 2019 Portfolio Manager since: July 2019
Principal Occupations: Maarten Offeringa has been the Fund’s portfolio manager since July 2019. He is Vice President of the
Trust with respect to the Fund. Mr. Offeringa joined Federated Hermes in 2018. Mr. Offeringa is responsible for providing research and advice on sector allocation and security selection. He has worked in financial services since 2002; has worked in investment management since 2018; has managed investment portfolios since 2019. Previous associations: Director, Bank of
America Merrill Lynch; Vice President, J.P. Morgan. Education: MA, Vrije Universiteit Amsterdam.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Project and Trade Finance Core Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that, although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund’s expenses so that the investment advisory fee is waived in its entirety and the total operating expenses are minimal. The Board noted that Federated Hermes may, however, receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize
Annual Shareholder Report

“economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Shareholder Report

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund’s expenses so that the investment advisory fee is waived in its entirety and the total operating expenses are minimal. Because the Fund’s total operating expenses will remain minimal due to waiver of the entirety of the investment advisory fee and waiver and/or reimbursement of a portion of other expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Fund’s investment advisory fee is waived in its entirety and noted, therefore, that the Advisers do not profit from providing advisory services to the Fund under the Contracts.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with a net advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Annual Shareholder Report

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Project and Trade Finance Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103
Q450320 (5/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $82,993

Fiscal year ended 2022 - $85,340

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $20,013

Fiscal year ended 2022 - $6,214

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 24, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2023